Lincoln National Corporation 150 N. Radnor Chester Road Radnor, PA 19087-5221 www.LincolnFinancial.com
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
February 20, 2024
Alberto Zapata, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust” or “Registrant”)
	File Nos.:	811-08090 and 333-276426
	PEA No.:	255

Dear Mr. Zapata:
Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that, i) the forms of Prospectuses and Statement of Additional Information for the Registrant have not differed from that contained in the Registrant’s Post-Effective Amendment No. 255 (“PEA 255”) to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on February 20, 2024.
If you have any questions concerning PEA 255, please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Samuel K. Goldstein Samuel K. Goldstein, Esq. Chief Counsel - Funds Management
cc: Ronald A. Holinsky, Chief Counsel